Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2024
Summary of Significant Accounting Policies [Abstract]
Schedule of Estimated Useful Lives of Property and Equipment	Depreciation is calculated using the straight-line method over their estimated useful lives. The estimated useful lives are as follows:
Machinery and electronic equipment	3 to 10 years
Office furniture	5 years
Transportation equipment	4 years
Buildings and facilities attached to buildings	20 years

Schedule of Estimated Useful Lives of Intangible Assets	The Company amortizes its franchise right and land use right on a straight-line basis over the contractual term. The estimated useful lives are as follows:
Franchise right	2 years
Land use right	50 years

Schedule of Net Revenues	The following table summarizes the net revenues generated from different revenue streams:
	For the Years Ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Product sales revenue	920,653,911	71,321,462	34,096,450
Service revenue	62,514,987	7,013,914	6,499,466
Net revenues	983,168,898	78,335,376	40,595,916

Schedule of Net Revenues By Geographical Location of Customers

For the years ended December 31, 2022, 2023 and 2024, the Company’s net revenues by geographical location of customers are as follows:

	For the Years Ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
PRC	906,347,962	57,485,526	24,986,453
Hong Kong	33,556,434	16,461	9,467,603
Singapore	184,738	1,119,872	4,697,243
The United States	16,278,352	7,115,353	1,094,904
Others	26,801,412	12,598,164	349,713
Net revenues	983,168,898	78,335,376	40,595,916